SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Current, Federal					$ (2,098,199)	$ (326,121)
Current, State					100,568	268,474
Current Foreign Tax Expense (Benefit)
Total current					(1,997,631)	(57,647)
Deferred, Federal					(1,038,359)	(536,862)
Deferred, State
Deferred Foreign Income Tax Expense (Benefit)
Total deferred				$ (3,977,918)	(1,038,359)	(536,862)
Total consolidated income tax provision (benefit)	$ 104,129	$ 1,825,073	$ (789,803)	$ 1,318,827	$ (3,035,990)	$ (594,509)